LOAN COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Unused Commitments to Extend Credit	$ 13,318	$ 10,569
Unused commitments, Revolving, open-end lines secured by real estate [Member]
Unused Commitments to Extend Credit	9,026	8,332
Unused commitments, Commitments to fund real estate construction loans [Member]
Unused Commitments to Extend Credit	1,284	948
Other unused commitments, Commercial and industrial loans [Member]
Unused Commitments to Extend Credit	2,126	143
Other unused commitments, Other [Member]
Unused Commitments to Extend Credit	866	1,146
Other unused commitments, Letters of credit [Member]
Unused Commitments to Extend Credit	$ 16	$ 0